Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
Total			$38,055,089,950
OSFI Covered Bond Limit			$44,111,787,560
Weighted average maturity of Outstanding Covered Bonds (months)				36.47
Weighted average remaining term of Loans in Cover Pool (months)				25.32
Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	A1(3)	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Negative

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (4)
A. Party Replacement
If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A
(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) On May 10, 2017 Moody's downgraded the Senior Debt Rating for Royal Bank of Canada by 1 notch to A1.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$38,055,089,950

A = lower of (i) LTV Adjusted True Balance, and	$45,303,027,797	A (i)	$48,712,642,682
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$45,303,027,797
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$612,100,782
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$44,690,927,015

Valuation Calculation

Trading Value of Covered Bonds	$41,124,987,741

A = LTV Adjusted Present Value	$48,735,814,535	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.65%
B = Principal Receipts	-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$48,735,814,535

Intercompany Loan Balance

Guarantee Loan	$41,082,680,231
Demand Loan	$7,612,403,177
Total	$48,695,083,408

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
April 28, 2017	$381,200	0.01%

Cover Pool Flow of Funds

	28-Apr-2017		31-Mar-2017
Cash Inflows
Principal Receipts	$800,557,290		$845,346,189
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$100,070,809		$118,152,253
Swap receipts	$86,206,866	(1)	$91,038,163	(2)
Cash Outflows
Swap payment	($100,070,809)	(1)	($118,152,253)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($86,034,452)	(1)	($90,856,086)	(2)
Intercompany Loan principal	($800,557,290)	(1)	($845,346,189)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$172,414		$182,076

(1) Cash settlement to occur on May 17, 2017
(2) Cash settlement occured on April 17, 2017

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Summary Statistics

Previous Month Ending Balance	$49,529,162,626
Current Month Ending Balance	$48,728,224,136
Number of Mortgages in Pool	318,268
Average Mortgage Size	$153,104
Ten Largest Mortgages as a % of Current Month Ending Balance	0.06%
Number of Properties	255,816
Number of Borrowers	247,516
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	70.74%	54.12%
Weighted Average LTV - Drawn	60.98%	46.88%
Weighted Average LTV - Original Authorized	73.22%
Weighted Average Mortgage Rate	2.63%
Weighted Average Seasoning (Months)	28.46
Weighted Average Original Term (Months)	53.79
Weighted Average Remaining Term (Months)	25.32

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	317,622	99.80	$48,626,662,919	99.79
30 to 59 days past due	241	0.08	$39,926,167	0.08
60 to 89 days past due	109	0.03	$16,448,962	0.03
90 or more days past due	296	0.09	$45,186,089	0.09
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	39,679	12.47	$6,899,263,339	14.16
British Columbia	59,368	18.65	$11,458,707,274	23.52
Manitoba	13,002	4.09	$1,469,430,435	3.02
New Brunswick	5,968	1.88	$492,267,403	1.01
Newfoundland and Labrador	3,762	1.18	$444,107,645	0.91
Northwest Territories	37	0.01	$5,091,717	0.01
Nova Scotia	9,653	3.03	$939,331,102	1.93
Nunavut	2	0.00	$57,003	0.00
Ontario	127,586	40.09	$20,427,816,699	41.92
Prince Edward Island	1,208	0.38	$104,192,066	0.21
Quebec	46,269	14.54	$4,956,274,581	10.17
Saskatchewan	11,566	3.63	$1,503,182,614	3.08
Yukon	168	0.05	$28,502,258	0.06
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	242	0.08	$32,140,067	0.07
499 and below	1,006	0.32	$145,108,122	0.30
500 - 539	848	0.27	$124,166,796	0.25
540 - 559	666	0.21	$108,361,104	0.22
560 - 579	963	0.30	$140,711,153	0.29
580 - 599	1,462	0.46	$228,005,227	0.47
600 - 619	2,243	0.70	$368,580,480	0.76
620 - 639	3,642	1.14	$591,431,930	1.21
640 - 659	5,612	1.76	$921,674,831	1.89
660 - 679	9,068	2.85	$1,457,714,862	2.99
680 - 699	12,829	4.03	$2,068,531,243	4.25
700 - 719	16,066	5.05	$2,593,334,774	5.32
720 - 739	18,586	5.84	$3,008,434,614	6.17
740 - 759	19,992	6.28	$3,203,278,710	6.57
760 - 779	22,256	6.99	$3,582,672,423	7.35
780 - 799	25,590	8.04	$4,134,215,924	8.48
800 and above	177,197	55.68	$26,019,861,877	53.40
Total	318,268	100.00	$48,728,224,136	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	229,456	72.10	$33,262,378,253	68.26
Variable	88,812	27.90	$15,465,845,883	31.74
Total	318,268	100.00	$48,728,224,136	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	54,112	17.00	$9,875,958,998	20.27
Homeline Mortgage Segment	264,156	83.00	$38,852,265,139	79.73
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	27,509	8.64	$4,284,131,964	8.79
Owner Occupied	290,759	91.36	$44,444,092,172	91.21
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	3,198	1.00	$858,986,319	1.76
2.0000% - 2.4999%	120,370	37.82	$20,111,467,000	41.27
2.5000% - 2.9999%	130,360	40.96	$19,998,754,751	41.04
3.0000% - 3.4999%	43,753	13.75	$5,476,444,979	11.24
3.5000% - 3.9999%	16,420	5.16	$1,808,476,844	3.71
4.0000% - 4.4999%	2,602	0.82	$319,322,837	0.66
4.5000% - 4.9999%	202	0.06	$21,651,057	0.04
5.0000% - 5.4999%	234	0.07	$22,857,331	0.05
5.5000% - 5.9999%	82	0.03	$7,405,008	0.02
6.0000% - 6.4999%	39	0.01	$4,115,318	0.01
6.5000% - 6.9999%	206	0.06	$18,855,680	0.04
7.0000% and above	802	0.25	$79,887,013	0.16
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	77,120	24.23	$10,820,579,177	22.21
12.00 - 23.99	80,196	25.20	$12,269,987,318	25.18
24.00 - 35.99	79,671	25.03	$12,653,376,056	25.97
36.00 - 47.99	59,552	18.71	$9,754,276,270	20.02
48.00 - 59.99	19,326	6.07	$2,864,699,950	5.88
60.00 - 71.99	1,535	0.48	$232,243,127	0.48
72.00 - 83.99	598	0.19	$92,016,200	0.19
84.00 - 119.99	269	0.08	$40,910,231	0.08
120.00 and above	1	0.00	$135,808	0.00
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	41,704	13.10	$6,047,375,097	12.41
12.00 - 23.99	89,574	28.14	$14,026,977,043	28.79
24.00 - 35.99	80,520	25.30	$13,145,151,141	26.98
36.00 - 59.99	104,134	32.72	$15,262,098,302	31.32
60.00 and above	2,336	0.73	$246,622,553	0.51
Total	318,268	100.00	$48,728,224,136	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	137,589	43.23	$7,090,956,558	14.55
100,000 - 149,999	56,246	17.67	$6,972,393,543	14.31
150,000 - 199,999	42,071	13.22	$7,305,237,974	14.99
200,000 - 249,999	28,795	9.05	$6,433,199,801	13.20
250,000 - 299,999	18,761	5.89	$5,123,980,481	10.52
300,000 - 349,999	11,744	3.69	$3,792,372,451	7.78
350,000 - 399,999	7,409	2.33	$2,764,858,121	5.67
400,000 - 449,999	4,691	1.47	$1,985,338,784	4.07
450,000 - 499,999	3,087	0.97	$1,460,148,715	3.00
500,000 - 549,999	1,927	0.61	$1,008,266,286	2.07
550,000 - 599,999	1,325	0.42	$760,011,366	1.56
600,000 - 649,999	951	0.30	$593,267,995	1.22
650,000 - 699,999	683	0.21	$460,262,326	0.94
700,000 - 749,999	540	0.17	$390,980,406	0.80
750,000 - 799,999	432	0.14	$334,314,516	0.69
800,000 - 849,999	320	0.10	$264,005,839	0.54
850,000 - 899,999	305	0.10	$267,026,596	0.55
900,000 - 949,999	232	0.07	$215,003,251	0.44
950,000 - 999,999	172	0.05	$167,307,329	0.34
1,000,000 and above	988	0.31	$1,339,291,797	2.75
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	29,370	9.23	$4,317,980,803	8.86
Detached	255,919	80.41	$39,263,184,071	80.58
Duplex	4,507	1.42	$639,087,972	1.31
Fourplex	1,064	0.33	$191,276,360	0.39
Other	901	0.28	$134,921,875	0.28
Row (Townhouse)	13,988	4.40	$2,191,080,128	4.50
Semi-detached	11,455	3.60	$1,824,742,814	3.74
Triplex	1,064	0.33	$165,950,114	0.34
Total	318,268	100.00	$48,728,224,136	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,120	5.52	$896,702,699	1.84
20.01 - 25.00	5,479	2.14	$656,541,988	1.35
25.01 - 30.00	7,531	2.94	$1,050,350,589	2.16
30.01 - 35.00	12,422	4.86	$2,006,459,763	4.12
35.01 - 40.00	17,770	6.95	$3,207,225,262	6.58
40.01 - 45.00	24,096	9.42	$4,869,916,481	9.99
45.01 - 50.00	28,154	11.01	$6,009,991,366	12.33
50.01 - 55.00	36,168	14.14	$7,460,959,739	15.31
55.01 - 60.00	29,061	11.36	$6,011,489,068	12.34
60.01 - 65.00	26,819	10.48	$5,305,809,020	10.89
65.01 - 70.00	17,982	7.03	$3,595,365,612	7.38
70.01 - 75.00	12,112	4.73	$2,479,577,164	5.09
75.01 - 80.00	18,513	7.24	$3,908,633,575	8.02
> 80.00	5,589	2.18	$1,269,201,808	2.60
Total	255,816	100.00	$48,728,224,136	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	39,543	15.46	$2,948,922,842	6.05
20.01 - 25.00	14,999	5.86	$2,022,629,041	4.15
25.01 - 30.00	16,824	6.58	$2,689,501,447	5.52
30.01 - 35.00	19,529	7.63	$3,676,804,155	7.55
35.01 - 40.00	21,972	8.59	$4,643,225,224	9.53
40.01 - 45.00	23,655	9.25	$5,366,843,216	11.01
45.01 - 50.00	26,089	10.20	$6,077,987,962	12.47
50.01 - 55.00	25,846	10.10	$5,964,356,339	12.24
55.01 - 60.00	21,934	8.57	$4,938,257,964	10.13
60.01 - 65.00	16,983	6.64	$3,779,448,276	7.76
65.01 - 70.00	10,539	4.12	$2,384,177,338	4.89
70.01 - 75.00	9,325	3.65	$2,192,415,654	4.50
75.01 - 80.00	7,197	2.81	$1,712,599,315	3.51
> 80.00	1,381	0.54	$331,055,363	0.68
Total	255,816	100.00	$48,728,224,136	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$214,091,676	$2,547	$218,792	$0	$214,313,014
	20.01 - 25.00	$144,478,591	$0	$206,532	$0	$144,685,122
	25.01 - 30.00	$199,891,588	$0	$116,026	$0	$200,007,615
	30.01 - 35.00	$249,408,016	$96,825	$0	$650,784	$250,155,624
	35.01 - 40.00	$329,847,706	$113,546	$0	$518,690	$330,479,942
	40.01 - 45.00	$415,364,356	$1,011,444	$247,488	$3,413,254	$420,036,542
	45.01 - 50.00	$520,018,618	$198,641	$570,987	$2,740,484	$523,528,730
	50.01 - 55.00	$670,974,970	$1,960,774	$48,780	$1,075,856	$674,060,380
	55.01 - 60.00	$794,692,608	$566,989	$1,068,246	$1,197,780	$797,525,623
	60.01 - 65.00	$856,230,476	$1,379,831	$1,305,536	$2,219,714	$861,135,557
	65.01 - 70.00	$844,788,298	$640,556	$972,304	$1,584,010	$847,985,168
	70.01 - 75.00	$772,403,612	$2,055,094	$281,730	$1,030,817	$775,771,253
	75.01 - 80.00	$668,839,777	$267,985	$152,985	$1,992,064	$671,252,811
	> 80.00	$187,832,315	$0	$0	$493,643	$188,325,958
Total Alberta		$6,868,862,605	$8,294,232	$5,189,407	$16,917,095	$6,899,263,339

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$982,882,852	$132,238	$0	$31,636	$983,046,726
	20.01 - 25.00	$640,656,857	$0	$0	$0	$640,656,857
	25.01 - 30.00	$844,865,740	$448,199	$59,927	$477,738	$845,851,603
	30.01 - 35.00	$1,163,078,109	$479,785	$181,009	$811,185	$1,164,550,087
	35.01 - 40.00	$1,436,425,186	$2,016,724	$0	$923,898	$1,439,365,807
	40.01 - 45.00	$1,709,919,212	$900,299	$290,470	$356,366	$1,711,466,347
	45.01 - 50.00	$1,748,286,375	$1,775,379	$343,373	$3,171,436	$1,753,576,563
	50.01 - 55.00	$1,428,945,893	$820,392	$360,869	$1,497,190	$1,431,624,343
	55.01 - 60.00	$848,007,040	$422,407	$142,211	$458,056	$849,029,715
	60.01 - 65.00	$470,655,633	$429,043	$313,540	$0	$471,398,215
	65.01 - 70.00	$109,418,913	$0	$0	$0	$109,418,913
	70.01 - 75.00	$34,750,178	$0	$0	$0	$34,750,178
	75.01 - 80.00	$22,959,959	$0	$0	$0	$22,959,959
	> 80.00	$1,011,961	$0	$0	$0	$1,011,961
Total British Columbia		$11,441,863,906	$7,424,465	$1,691,398	$7,727,504	$11,458,707,274

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$45,028,041	$65,814	$76,295	$0	$45,170,150
	20.01 - 25.00	$31,251,543	$40,827	$0	$0	$31,292,370
	25.01 - 30.00	$43,044,342	$0	$0	$2,568	$43,046,911
	30.01 - 35.00	$53,441,049	$0	$0	$0	$53,441,049
	35.01 - 40.00	$70,034,666	$0	$72,671	$0	$70,107,337
	40.01 - 45.00	$90,955,669	$0	$0	$0	$90,955,669
	45.01 - 50.00	$118,981,565	$369,317	$153,525	$116,090	$119,620,497
	50.01 - 55.00	$156,807,719	$331,084	$0	$508,291	$157,647,094
	55.01 - 60.00	$182,589,634	$264,910	$0	$399,376	$183,253,920
	60.01 - 65.00	$174,017,821	$87,726	$348,927	$129,859	$174,584,333
	65.01 - 70.00	$172,139,504	$0	$483,786	$376,469	$172,999,759
	70.01 - 75.00	$196,935,977	$742,928	$221,753	$498,220	$198,398,879
	75.01 - 80.00	$125,528,941	$0	$552,899	$0	$126,081,840
	> 80.00	$2,830,629	$0	$0	$0	$2,830,629
Total Manitoba		$1,463,587,100	$1,902,606	$1,909,856	$2,030,874	$1,469,430,435

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$20,370,290	$0	$0	$11,936	$20,382,226
	20.01 - 25.00	$13,407,247	$0	$0	$36,256	$13,443,503
	25.01 - 30.00	$17,127,720	$49,391	$0	$0	$17,177,111
	30.01 - 35.00	$26,478,044	$118,728	$95,493	$63,637	$26,755,902
	35.01 - 40.00	$34,901,976	$18,824	$0	$127,044	$35,047,844
	40.01 - 45.00	$47,184,271	$61,120	$54,011	$130,933	$47,430,336
	45.01 - 50.00	$67,531,971	$349,763	$0	$43,995	$67,925,730
	50.01 - 55.00	$84,813,764	$0	$105,725	$270,283	$85,189,771
	55.01 - 60.00	$79,124,479	$0	$425,266	$0	$79,549,746
	60.01 - 65.00	$74,927,945	$0	$104,465	$340,689	$75,373,099
	65.01 - 70.00	$20,858,778	$0	$0	$0	$20,858,778
	70.01 - 75.00	$1,189,217	$0	$0	$65,252	$1,254,469
	75.01 - 80.00	$1,878,889	$0	$0	$0	$1,878,889
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$489,794,591	$597,827	$784,960	$1,090,024	$492,267,403

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$17,398,547	$18,435	$0	$0	$17,416,982
Labrador	20.01 - 25.00	$11,629,096	$0	$0	$0	$11,629,096
	25.01 - 30.00	$14,652,702	$57,757	$0	$0	$14,710,459
	30.01 - 35.00	$21,307,757	$0	$0	$22,951	$21,330,707
	35.01 - 40.00	$32,559,828	$0	$0	$0	$32,559,828
	40.01 - 45.00	$34,203,487	$0	$0	$0	$34,203,487
	45.01 - 50.00	$58,485,452	$0	$0	$0	$58,485,452
	50.01 - 55.00	$75,167,941	$139,011	$174,314	$0	$75,481,266
	55.01 - 60.00	$84,633,534	$0	$227,110	$0	$84,860,643
	60.01 - 65.00	$67,849,913	$238,034	$207,048	$0	$68,294,995
	65.01 - 70.00	$23,188,002	$0	$0	$0	$23,188,002
	70.01 - 75.00	$870,379	$0	$0	$0	$870,379
	75.01 - 80.00	$1,076,349	$0	$0	$0	$1,076,349
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$443,022,986	$453,236	$608,472	$22,951	$444,107,645

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$560,752	$0	$0	$0	$560,752
Territories	20.01 - 25.00	$426,925	$0	$0	$0	$426,925
	25.01 - 30.00	$586,582	$0	$0	$0	$586,582
	30.01 - 35.00	$427,626	$0	$0	$0	$427,626
	35.01 - 40.00	$487,447	$0	$0	$0	$487,447
	40.01 - 45.00	$619,668	$0	$0	$224,726	$844,394
	45.01 - 50.00	$691,493	$0	$0	$0	$691,493
	50.01 - 55.00	$546,723	$0	$0	$0	$546,723
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$519,774	$0	$0	$0	$519,774
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$4,866,991	$0	$0	$224,726	$5,091,717

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$29,491,933	$51,354	$0	$50,215	$29,593,503
	20.01 - 25.00	$20,081,353	$0	$0	$0	$20,081,353
	25.01 - 30.00	$29,745,442	$0	$0	$0	$29,745,442
	30.01 - 35.00	$36,058,725	$0	$0	$0	$36,058,725
	35.01 - 40.00	$47,111,425	$109,656	$170,048	$220,756	$47,611,885
	40.01 - 45.00	$59,649,306	$107,121	$0	$591,191	$60,347,617
	45.01 - 50.00	$77,128,865	$247,831	$0	$545,655	$77,922,351
	50.01 - 55.00	$101,298,473	$125,512	$0	$131,111	$101,555,096
	55.01 - 60.00	$103,653,273	$134,512	$0	$352,632	$104,140,417
	60.01 - 65.00	$103,724,656	$0	$0	$0	$103,724,656
	65.01 - 70.00	$82,603,944	$211,511	$115,891	$0	$82,931,346
	70.01 - 75.00	$97,340,486	$109,431	$0	$0	$97,449,916
	75.01 - 80.00	$99,248,191	$164,637	$0	$370,222	$99,783,051
	> 80.00	$48,199,591	$0	$0	$186,152	$48,385,743
Total Nova Scotia		$935,335,664	$1,261,566	$285,939	$2,447,934	$939,331,102

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$57,003	$0	$0	$0	$57,003
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$57,003	$0	$0	$0	$57,003

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,431,279,010	$327,610	$3,452	$0	$1,431,610,071
	20.01 - 25.00	$1,005,518,557	$477,445	$0	$4,838	$1,006,000,839
	25.01 - 30.00	$1,330,735,405	$467,661	$0	$70,474	$1,331,273,541
	30.01 - 35.00	$1,857,794,259	$2,687,850	$314,946	$354,515	$1,861,151,570
	35.01 - 40.00	$2,349,286,161	$700,423	$1,368,281	$303,289	$2,351,658,153
	40.01 - 45.00	$2,577,526,147	$2,193,220	$748,272	$234,700	$2,580,702,339
	45.01 - 50.00	$2,882,916,601	$3,399,475	$47,252	$246,185	$2,886,609,513
	50.01 - 55.00	$2,668,707,728	$1,916,339	$705,354	$1,135,023	$2,672,464,443
	55.01 - 60.00	$2,008,539,649	$1,906,040	$315,330	$892,233	$2,011,653,253
	60.01 - 65.00	$1,247,338,364	$501,990	$143,735	$286,431	$1,248,270,520
	65.01 - 70.00	$510,329,298	$426,094	$0	$221,476	$510,976,867
	70.01 - 75.00	$331,269,078	$64,008	$609,210	$170,147	$332,112,443
	75.01 - 80.00	$199,275,257	$95,134	$0	$0	$199,370,391
	> 80.00	$3,962,754	$0	$0	$0	$3,962,754
Total Ontario		$20,404,478,267	$15,163,289	$4,255,833	$3,919,310	$20,427,816,699

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$4,900,394	$0	$0	$0	$4,900,394
Island	20.01 - 25.00	$3,844,002	$0	$0	$0	$3,844,002
	25.01 - 30.00	$4,991,950	$0	$0	$0	$4,991,950
	30.01 - 35.00	$5,927,275	$0	$0	$0	$5,927,275
	35.01 - 40.00	$8,260,421	$0	$0	$0	$8,260,421
	40.01 - 45.00	$8,711,156	$0	$0	$60,022	$8,771,178
	45.01 - 50.00	$13,795,211	$0	$32,990	$0	$13,828,201
	50.01 - 55.00	$18,737,625	$0	$0	$0	$18,737,625
	55.01 - 60.00	$15,615,108	$58,732	$0	$0	$15,673,841
	60.01 - 65.00	$12,637,917	$112,698	$0	$0	$12,750,616
	65.01 - 70.00	$5,572,685	$17,796	$106,082	$0	$5,696,562
	70.01 - 75.00	$691,831	$0	$0	$0	$691,831
	75.01 - 80.00	$118,168	$0	$0	$0	$118,168
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$103,803,745	$189,227	$139,072	$60,022	$104,192,066

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$151,089,587	$0	$0	$1,998	$151,091,585
	20.01 - 25.00	$107,046,708	$114,338	$0	$0	$107,161,047
	25.01 - 30.00	$138,307,935	$6,335	$0	$530,262	$138,844,532
	30.01 - 35.00	$183,747,704	$129,376	$0	$0	$183,877,081
	35.01 - 40.00	$224,362,455	$0	$0	$158,511	$224,520,966
	40.01 - 45.00	$267,801,429	$62,159	$45,829	$0	$267,909,417
	45.01 - 50.00	$357,947,043	$111,132	$0	$151,914	$358,210,089
	50.01 - 55.00	$438,653,142	$427,476	$345,985	$514,368	$439,940,972
	55.01 - 60.00	$538,461,483	$980,882	$0	$508,284	$539,950,649
	60.01 - 65.00	$566,758,558	$647,972	$85,733	$1,310,591	$568,802,855
	65.01 - 70.00	$558,936,039	$258,191	$0	$971,091	$560,165,322
	70.01 - 75.00	$744,111,007	$56,527	$138,350	$779,010	$745,084,893
	75.01 - 80.00	$582,141,624	$538,332	$249,609	$1,247,291	$584,176,856
	> 80.00	$86,538,318	$0	$0	$0	$86,538,318
Total Quebec		$4,945,903,034	$3,332,721	$865,506	$6,173,320	$4,956,274,581

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$49,575,599	$0	$0	$0	$49,575,599
	20.01 - 25.00	$41,490,740	$0	$0	$227,542	$41,718,281
	25.01 - 30.00	$61,801,145	$61,252	$0	$0	$61,862,396
	30.01 - 35.00	$71,583,241	$0	$71,256	$96,544	$71,751,041
	35.01 - 40.00	$101,230,305	$126,053	$155,673	$23,666	$101,535,697
	40.01 - 45.00	$141,538,555	$81,768	$0	$456,093	$142,076,416
	45.01 - 50.00	$209,178,605	$0	$81,736	$1,018,458	$210,278,800
	50.01 - 55.00	$297,491,776	$713,464	$0	$1,331,224	$299,536,464
	55.01 - 60.00	$269,449,386	$0	$158,943	$717,358	$270,325,687
	60.01 - 65.00	$192,250,412	$42,391	$250,911	$625,226	$193,168,939
	65.01 - 70.00	$49,177,138	$167,524	$0	$76,218	$49,420,880
	70.01 - 75.00	$6,031,412	$0	$0	$0	$6,031,412
	75.01 - 80.00	$5,901,000	$0	$0	$0	$5,901,000
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,496,699,315	$1,192,452	$718,519	$4,572,328	$1,503,182,614

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,261,841	$0	$0	$0	$1,261,841
	20.01 - 25.00	$1,575,100	$114,546	$0	$0	$1,689,646
	25.01 - 30.00	$1,403,304	$0	$0	$0	$1,403,304
	30.01 - 35.00	$1,320,463	$0	$0	$0	$1,320,463
	35.01 - 40.00	$1,589,896	$0	$0	$0	$1,589,896
	40.01 - 45.00	$2,099,474	$0	$0	$0	$2,099,474
	45.01 - 50.00	$7,310,543	$0	$0	$0	$7,310,543
	50.01 - 55.00	$7,572,162	$0	$0	$0	$7,572,162
	55.01 - 60.00	$2,294,471	$0	$0	$0	$2,294,471
	60.01 - 65.00	$1,424,718	$0	$0	$0	$1,424,718
	65.01 - 70.00	$535,741	$0	$0	$0	$535,741
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$28,387,713	$114,546	$0	$0	$28,502,258

Grand Total		$48,626,662,919	$39,926,167	$16,448,962	$45,186,089	$48,728,224,136

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.44	0.00	0.00	0.00	0.44
	20.01 - 25.00	0.30	0.00	0.00	0.00	0.30
	25.01 - 30.00	0.41	0.00	0.00	0.00	0.41
	30.01 - 35.00	0.51	0.00	0.00	0.00	0.51
	35.01 - 40.00	0.68	0.00	0.00	0.00	0.68
	40.01 - 45.00	0.85	0.00	0.00	0.01	0.86
	45.01 - 50.00	1.07	0.00	0.00	0.01	1.07
	50.01 - 55.00	1.38	0.00	0.00	0.00	1.38
	55.01 - 60.00	1.63	0.00	0.00	0.00	1.64
	60.01 - 65.00	1.76	0.00	0.00	0.00	1.77
	65.01 - 70.00	1.73	0.00	0.00	0.00	1.74
	70.01 - 75.00	1.59	0.00	0.00	0.00	1.59
	75.01 - 80.00	1.37	0.00	0.00	0.00	1.38
	> 80.00	0.39	0.00	0.00	0.00	0.39
Total Alberta		14.10	0.02	0.01	0.03	14.16

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.02	0.00	0.00	0.00	2.02
	20.01 - 25.00	1.31	0.00	0.00	0.00	1.31
	25.01 - 30.00	1.73	0.00	0.00	0.00	1.74
	30.01 - 35.00	2.39	0.00	0.00	0.00	2.39
	35.01 - 40.00	2.95	0.00	0.00	0.00	2.95
	40.01 - 45.00	3.51	0.00	0.00	0.00	3.51
	45.01 - 50.00	3.59	0.00	0.00	0.01	3.60
	50.01 - 55.00	2.93	0.00	0.00	0.00	2.94
	55.01 - 60.00	1.74	0.00	0.00	0.00	1.74
	60.01 - 65.00	0.97	0.00	0.00	0.00	0.97
	65.01 - 70.00	0.22	0.00	0.00	0.00	0.22
	70.01 - 75.00	0.07	0.00	0.00	0.00	0.07
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		23.48	0.02	0.00	0.02	23.52

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.09	0.00	0.00	0.00	0.09
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.19	0.00	0.00	0.00	0.19
	45.01 - 50.00	0.24	0.00	0.00	0.00	0.25
	50.01 - 55.00	0.32	0.00	0.00	0.00	0.32
	55.01 - 60.00	0.37	0.00	0.00	0.00	0.38
	60.01 - 65.00	0.36	0.00	0.00	0.00	0.36
	65.01 - 70.00	0.35	0.00	0.00	0.00	0.36
	70.01 - 75.00	0.40	0.00	0.00	0.00	0.41
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		3.00	0.00	0.00	0.00	3.02

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.14	0.00	0.00	0.00	0.14
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.04	0.00	0.00	0.00	0.04
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.01	0.00	0.00	0.00	1.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.14	0.00	0.00	0.00	0.14
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.91	0.00	0.00	0.00	0.91

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.12	0.00	0.00	0.00	0.12
	45.01 - 50.00	0.16	0.00	0.00	0.00	0.16
	50.01 - 55.00	0.21	0.00	0.00	0.00	0.21
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.21	0.00	0.00	0.00	0.21
	65.01 - 70.00	0.17	0.00	0.00	0.00	0.17
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.20	0.00	0.00	0.00	0.20
	> 80.00	0.10	0.00	0.00	0.00	0.10
Total Nova Scotia		1.92	0.00	0.00	0.01	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	2.94	0.00	0.00	0.00	2.94
	20.01 - 25.00	2.06	0.00	0.00	0.00	2.06
	25.01 - 30.00	2.73	0.00	0.00	0.00	2.73
	30.01 - 35.00	3.81	0.01	0.00	0.00	3.82
	35.01 - 40.00	4.82	0.00	0.00	0.00	4.83
	40.01 - 45.00	5.29	0.00	0.00	0.00	5.30
	45.01 - 50.00	5.92	0.01	0.00	0.00	5.92
	50.01 - 55.00	5.48	0.00	0.00	0.00	5.48
	55.01 - 60.00	4.12	0.00	0.00	0.00	4.13
	60.01 - 65.00	2.56	0.00	0.00	0.00	2.56
	65.01 - 70.00	1.05	0.00	0.00	0.00	1.05
	70.01 - 75.00	0.68	0.00	0.00	0.00	0.68
	75.01 - 80.00	0.41	0.00	0.00	0.00	0.41
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		41.87	0.03	0.01	0.01	41.92

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.31	0.00	0.00	0.00	0.31
	20.01 - 25.00	0.22	0.00	0.00	0.00	0.22
	25.01 - 30.00	0.28	0.00	0.00	0.00	0.28
	30.01 - 35.00	0.38	0.00	0.00	0.00	0.38
	35.01 - 40.00	0.46	0.00	0.00	0.00	0.46
	40.01 - 45.00	0.55	0.00	0.00	0.00	0.55
	45.01 - 50.00	0.73	0.00	0.00	0.00	0.74
	50.01 - 55.00	0.90	0.00	0.00	0.00	0.90
	55.01 - 60.00	1.11	0.00	0.00	0.00	1.11
	60.01 - 65.00	1.16	0.00	0.00	0.00	1.17
	65.01 - 70.00	1.15	0.00	0.00	0.00	1.15
	70.01 - 75.00	1.53	0.00	0.00	0.00	1.53
	75.01 - 80.00	1.19	0.00	0.00	0.00	1.20
	> 80.00	0.18	0.00	0.00	0.00	0.18
Total Quebec		10.15	0.01	0.00	0.01	10.17

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.09	0.00	0.00	0.00	0.09
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.15	0.00	0.00	0.00	0.15
	35.01 - 40.00	0.21	0.00	0.00	0.00	0.21
	40.01 - 45.00	0.29	0.00	0.00	0.00	0.29
	45.01 - 50.00	0.43	0.00	0.00	0.00	0.43
	50.01 - 55.00	0.61	0.00	0.00	0.00	0.61
	55.01 - 60.00	0.55	0.00	0.00	0.00	0.55
	60.01 - 65.00	0.39	0.00	0.00	0.00	0.40
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.07	0.00	0.00	0.01	3.08

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.06	0.00	0.00	0.00	0.06

Grand Total		99.79	0.08	0.03	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$6,248,649	0.01
	499 and below	$9,724,523	0.02
	500 - 539	$1,986,696	0.00
	540 - 559	$1,901,967	0.00
	560 - 579	$3,882,830	0.01
	580 - 599	$6,536,517	0.01
	600 - 619	$6,358,415	0.01
	620 - 639	$9,616,343	0.02
	640 - 659	$17,444,359	0.04
	660 - 679	$27,905,145	0.06
	680 - 699	$45,956,768	0.09
	700 - 719	$68,444,707	0.14
	720 - 739	$85,537,867	0.18
	740 - 759	$99,368,052	0.20
	760 - 779	$141,391,760	0.29
	780 - 799	$196,486,138	0.40
	800 and above	$2,220,132,106	4.56
Total		$2,948,922,842	6.05

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$2,483,461	0.01
	499 and below	$4,084,803	0.01
	500 - 539	$1,960,036	0.00
	540 - 559	$2,542,363	0.01
	560 - 579	$1,841,288	0.00
	580 - 599	$2,985,161	0.01
	600 - 619	$6,876,107	0.01
	620 - 639	$8,474,743	0.02
	640 - 659	$12,648,124	0.03
	660 - 679	$30,361,392	0.06
	680 - 699	$38,034,602	0.08
	700 - 719	$57,890,956	0.12
	720 - 739	$72,705,428	0.15
	740 - 759	$82,533,165	0.17
	760 - 779	$101,651,457	0.21
	780 - 799	$145,276,456	0.30
	800 and above	$1,450,279,499	2.98
Total		$2,022,629,041	4.15

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,721,923	0.00
	499 and below	$7,071,366	0.01
	500 - 539	$2,150,739	0.00
	540 - 559	$2,683,074	0.01
	560 - 579	$3,233,894	0.01
	580 - 599	$7,175,990	0.01
	600 - 619	$7,999,535	0.02
	620 - 639	$20,656,452	0.04
	640 - 659	$22,438,563	0.05
	660 - 679	$36,913,080	0.08
	680 - 699	$61,438,133	0.13
	700 - 719	$86,963,590	0.18
	720 - 739	$100,737,954	0.21
	740 - 759	$125,982,276	0.26
	760 - 779	$157,763,109	0.32
	780 - 799	$214,945,919	0.44
	800 and above	$1,829,625,849	3.75
Total		$2,689,501,447	5.52

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$3,056,426	0.01
	499 and below	$9,101,610	0.02
	500 - 539	$7,710,663	0.02
	540 - 559	$5,216,996	0.01
	560 - 579	$4,854,721	0.01
	580 - 599	$15,647,585	0.03
	600 - 619	$12,286,845	0.03
	620 - 639	$29,325,757	0.06
	640 - 659	$40,866,889	0.08
	660 - 679	$72,684,033	0.15
	680 - 699	$93,390,912	0.19
	700 - 719	$143,738,680	0.29
	720 - 739	$193,393,721	0.40
	740 - 759	$181,861,028	0.37
	760 - 779	$236,741,973	0.49
	780 - 799	$281,390,647	0.58
	800 and above	$2,345,535,669	4.81
Total		$3,676,804,155	7.55

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,609,422	0.01
	499 and below	$14,261,658	0.03
	500 - 539	$6,605,289	0.01
	540 - 559	$6,268,213	0.01
	560 - 579	$9,810,548	0.02
	580 - 599	$17,518,885	0.04
	600 - 619	$27,013,261	0.06
	620 - 639	$40,479,641	0.08
	640 - 659	$61,223,814	0.13
	660 - 679	$103,170,873	0.21
	680 - 699	$157,184,213	0.32
	700 - 719	$194,312,198	0.40
	720 - 739	$233,465,772	0.48
	740 - 759	$263,740,751	0.54
	760 - 779	$317,812,609	0.65
	780 - 799	$382,411,009	0.78
	800 and above	$2,804,337,070	5.76
Total		$4,643,225,224	9.53

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$5,135,403	0.01
	499 and below	$15,092,126	0.03
	500 - 539	$15,731,906	0.03
	540 - 559	$10,705,242	0.02
	560 - 579	$10,844,656	0.02
	580 - 599	$19,219,455	0.04
	600 - 619	$33,547,149	0.07
	620 - 639	$56,513,621	0.12
	640 - 659	$98,355,849	0.20
	660 - 679	$132,205,767	0.27
	680 - 699	$206,108,695	0.42
	700 - 719	$266,763,231	0.55
	720 - 739	$292,174,047	0.60
	740 - 759	$339,775,464	0.70
	760 - 779	$379,820,244	0.78
	780 - 799	$469,926,399	0.96
	800 and above	$3,014,923,963	6.19
Total		$5,366,843,216	11.01

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$2,650,066	0.01
	499 and below	$21,245,145	0.04
	500 - 539	$15,516,590	0.03
	540 - 559	$14,000,440	0.03
	560 - 579	$20,975,671	0.04
	580 - 599	$29,362,343	0.06
	600 - 619	$48,093,795	0.10
	620 - 639	$82,464,858	0.17
	640 - 659	$112,867,548	0.23
	660 - 679	$191,500,256	0.39
	680 - 699	$247,546,216	0.51
	700 - 719	$312,306,255	0.64
	720 - 739	$372,161,905	0.76
	740 - 759	$432,000,908	0.89
	760 - 779	$488,674,084	1.00
	780 - 799	$547,699,649	1.12
	800 and above	$3,138,922,234	6.44
Total		$6,077,987,962	12.47

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,718,273	0.01
	499 and below	$16,131,934	0.03
	500 - 539	$18,574,335	0.04
	540 - 559	$15,712,073	0.03
	560 - 579	$21,559,202	0.04
	580 - 599	$35,709,969	0.07
	600 - 619	$64,676,853	0.13
	620 - 639	$87,827,624	0.18
	640 - 659	$125,947,915	0.26
	660 - 679	$215,539,672	0.44
	680 - 699	$301,904,132	0.62
	700 - 719	$368,343,747	0.76
	720 - 739	$415,269,203	0.85
	740 - 759	$419,878,373	0.86
	760 - 779	$473,296,110	0.97
	780 - 799	$539,408,459	1.11
	800 and above	$2,841,858,463	5.83
Total		$5,964,356,339	12.24

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,543,424	0.00
	499 and below	$16,131,359	0.03
	500 - 539	$18,274,442	0.04
	540 - 559	$16,730,302	0.03
	560 - 579	$21,262,183	0.04
	580 - 599	$27,358,151	0.06
	600 - 619	$49,519,582	0.10
	620 - 639	$72,850,809	0.15
	640 - 659	$129,130,958	0.27
	660 - 679	$191,445,525	0.39
	680 - 699	$259,482,803	0.53
	700 - 719	$324,244,588	0.67
	720 - 739	$375,506,953	0.77
	740 - 759	$371,596,543	0.76
	760 - 779	$409,310,863	0.84
	780 - 799	$423,219,552	0.87
	800 and above	$2,230,649,928	4.58
Total		$4,938,257,964	10.13

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$1,064,136	0.00
	499 and below	$11,214,796	0.02
	500 - 539	$13,209,291	0.03
	540 - 559	$10,314,351	0.02
	560 - 579	$15,512,544	0.03
	580 - 599	$22,268,918	0.05
	600 - 619	$38,614,581	0.08
	620 - 639	$64,433,143	0.13
	640 - 659	$102,915,440	0.21
	660 - 679	$165,735,029	0.34
	680 - 699	$222,946,864	0.46
	700 - 719	$272,943,721	0.56
	720 - 739	$315,295,338	0.65
	740 - 759	$308,598,844	0.63
	760 - 779	$321,281,881	0.66
	780 - 799	$341,921,192	0.70
	800 and above	$1,551,178,207	3.18
Total		$3,779,448,276	7.76

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$766,225	0.00
	499 and below	$6,496,038	0.01
	500 - 539	$6,966,291	0.01
	540 - 559	$6,132,210	0.01
	560 - 579	$8,985,350	0.02
	580 - 599	$14,246,476	0.03
	600 - 619	$23,322,874	0.05
	620 - 639	$40,382,967	0.08
	640 - 659	$66,016,780	0.14
	660 - 679	$89,776,504	0.18
	680 - 699	$145,131,502	0.30
	700 - 719	$154,542,386	0.32
	720 - 739	$181,917,305	0.37
	740 - 759	$177,043,488	0.36
	760 - 779	$196,934,204	0.40
	780 - 799	$217,098,999	0.45
	800 and above	$1,048,417,740	2.15
Total		$2,384,177,338	4.89

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$798,550	0.00
	499 and below	$6,984,667	0.01
	500 - 539	$7,892,335	0.02
	540 - 559	$8,555,407	0.02
	560 - 579	$6,836,151	0.01
	580 - 599	$12,935,222	0.03
	600 - 619	$23,751,027	0.05
	620 - 639	$35,294,113	0.07
	640 - 659	$59,872,980	0.12
	660 - 679	$84,679,747	0.17
	680 - 699	$120,515,758	0.25
	700 - 719	$144,019,457	0.30
	720 - 739	$165,209,145	0.34
	740 - 759	$180,954,587	0.37
	760 - 779	$172,925,689	0.35
	780 - 799	$201,370,189	0.41
	800 and above	$959,820,629	1.97
Total		$2,192,415,654	4.50

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$344,109	0.00
	499 and below	$6,963,746	0.01
	500 - 539	$6,672,075	0.01
	540 - 559	$6,356,140	0.01
	560 - 579	$8,994,879	0.02
	580 - 599	$15,136,293	0.03
	600 - 619	$20,248,955	0.04
	620 - 639	$35,630,958	0.07
	640 - 659	$58,790,014	0.12
	660 - 679	$91,364,453	0.19
	680 - 699	$138,703,122	0.28
	700 - 719	$154,981,699	0.32
	720 - 739	$166,588,795	0.34
	740 - 759	$180,173,335	0.37
	760 - 779	$153,739,909	0.32
	780 - 799	$148,941,768	0.31
	800 and above	$518,969,066	1.07
Total		$1,712,599,315	3.51

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/28/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$604,351	0.00
	500 - 539	$916,109	0.00
	540 - 559	$1,242,328	0.00
	560 - 579	$2,117,237	0.00
	580 - 599	$1,904,263	0.00
	600 - 619	$6,271,504	0.01
	620 - 639	$7,480,900	0.02
	640 - 659	$13,155,597	0.03
	660 - 679	$24,433,386	0.05
	680 - 699	$30,187,521	0.06
	700 - 719	$43,839,559	0.09
	720 - 739	$38,471,181	0.08
	740 - 759	$39,771,897	0.08
	760 - 779	$31,328,530	0.06
	780 - 799	$24,119,548	0.05
	800 and above	$65,211,454	0.13
Total		$331,055,363	0.68

Grand Total		$48,728,224,136	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.
A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology
The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value
The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - April 28, 2017	Page 21 of 21